Stockholders' Equity and Regulatory Capital (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Stockholders' Equity and Regulatory Capital (Textual)
First Federal MHC waived dividends	$ 1,900	$ 1,900
Description of minimum risk-based capital requirements	The CCB was phased in over a three-year period and is 2.5%.
Qualified Thrift Lender test, description	Federal regulations require the Banks comply with the Qualified Thrift Lender (“QTL”) test, which requires that 65% of assets be maintained in housing-related finance and other specified assets.
New Capital Rules [Member]
Stockholders' Equity and Regulatory Capital (Textual)
Tier 1 leverage ratio	5.00%
Tier 1 risk-based capital ratio	8.00%
Total risk-based capital ratio	10.00%
Common equity Tier 1 risk-based capital ratio	6.50%